Net Loss Per Share - Potentially Dilutive Securities Excluded from Computation of Diluted Weighted Average Shares Outstanding (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common stock equivalents	946,495	105,366	973,550	103,041	72,271
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common stock equivalents	879,373	27,038	903,149	27,412	28,686
Restricted stock units, unvested portion
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common stock equivalents	2,339	7,020	4,318	4,318	6,818
Restricted stock awards, unvested portion
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common stock equivalents	14,381	20,906	15,681	20,909	0
Common Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common stock equivalents	50,402	50,402	50,402	50,402	36,767